Investment Objectives and Goals - Sound Shore Fund	Jul. 23, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section - Sound Shore Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Sound Shore Fund (the “Fund”) is growth of capital.